RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 16—RELATED PARTY TRANSACTIONS
People Incorporated and Angi
Allocation of CEO Compensation and Certain Expenses
Our former CEO served as the CEO of Angi from October 10, 2022 through April 8, 2024, at which point Angi appointed a new CEO. As a result, the Company allocated $2.4 million and $9.4 million for the years ended December 31, 2024 and 2023, respectively, in costs to Angi (including salary, benefits, stock-based compensation and costs related to the Company’s CEO’s office), and are reflected in discontinued operations. These costs were allocated from People Incorporated based upon time spent on Angi by our former CEO. Management considered the allocation method to be reasonable. The allocated costs also included costs directly attributable to Angi that were initially paid for by the Company and billed by the Company to Angi.
The Combination, Distribution and Related Agreements
The Company and Angi, in connection with the transaction resulting in the formation of Angi in 2017, which is referred to as the “Combination,” entered into a contribution agreement, an investor rights agreement, a services agreement, a tax sharing agreement and an employee matters agreement, which collectively governed the relationship between the Company and Angi prior to the Distribution.
Following the completion of the Distribution on March 31, 2025, People Incorporated no longer owns any shares of Angi’s capital stock and Angi became an independent, public company. In addition, Angi is no longer considered a related party. The agreements between the Company and Angi that were put in place in connection with the Combination survive the Distribution in accordance with their terms, with certain exceptions.
During the first quarter of 2025, pursuant to the employee matters agreement and prior to the Distribution and the one-for-ten reverse stock split at Angi that occurred on March 24, 2025, 1.2 million shares of Angi Class A common stock were issued to a subsidiary of the Company as reimbursement for People Incorporated common stock issued in connection with the exercise and settlement of certain Angi stock appreciation rights.
The services agreement governed services that the Company provided to Angi through the Distribution. In connection with the Distribution, Angi and the Company updated the schedule of services provided under the services agreement to reflect the provision of certain services requested by Angi through the earlier of March 31, 2026, or such time as Angi may notify the Company that it no longer requires such services, on terms consistent with the services agreement, including Angi’s continued participation in the Company’s U.S. health and welfare plans, 401(k) plan and flexible benefits plan through December 31, 2025.
Pursuant to the employee matters agreement, in the event of a distribution of Angi capital stock to People Incorporated stockholders in a transaction intended to qualify as tax-free for U.S. federal income tax purposes, the Compensation and Human Capital Committee of the Company’s board of directors has the exclusive authority to determine the treatment of outstanding People Incorporated equity awards. Following the Distribution, solely for purposes of determining the expiration of options with respect to shares of common stock of one company held by employees of the other company, the Company and Angi employees will be deemed employed by both companies for so long as they continue to be employed by whichever of the companies employs them immediately following the Distribution. While the employee matters agreement will remain in place following the completion of the Distribution, Angi’s continued participation in the Company’s U.S. health and welfare plans, 401(k) plan and flexible benefits plan will no longer be covered by the employee matters agreement upon effectiveness of the Distribution and will instead be covered under the services agreement as described above.
In connection with the Distribution, People Incorporated and Angi terminated a sub-lease arrangement wherein the Company subleased certain office space to Angi and upon completion of the Distribution, the investor rights agreement terminated in accordance with its terms.
People Incorporated and Expedia Group
At December 31, 2025, the Company and Expedia Group each have a 50% ownership interest in two aircraft that may be used by both companies. Members of the aircraft flight crews are employed by an entity in which the Company and Expedia Group each have a 50% ownership interest. Historically, the Company and Expedia Group allocated fixed costs, including flight crew compensation and benefits, 50% to each company and shared variable costs pro-rata according to each company’s respective usage of the aircraft, for which they were separately billed by the entity described above. In December of 2025, the Company and Expedia Group amended their cost sharing arrangement to reflect the allocation of all costs on a pro-rata basis according to each company’s respective usage of the aircraft, with the exception of costs related to flights taken by Mr. Diller, of which each of the Company and Expedia Group continue to be responsible for 50%. The Company and Expedia Group are related parties because Mr. Diller serves as Chairman and Senior Executive of both People Incorporated and Expedia Group. For the years ended December 31, 2025, 2024 and 2023, the payments made to this entity by the Company were not material.
Expedia Group has had the use of an aircraft owned 100% by a subsidiary of the Company on a cost basis until the sale of such aircraft during the fourth quarter of 2025. For the years ended December 31, 2025, 2024 and 2023, the payments made by Expedia Group to the Company pursuant to this arrangement were not material.
During the fourth quarter of 2025, the Company and Expedia Group entered into an arrangement to share security costs for Mr. Diller, with each company responsible for 50% of such costs. For the year ended December 31, 2025, amounts pursuant to this arrangement were not material.
During the second quarter of 2024, the Company and Expedia Group entered into a five-year lease agreement, which commenced October 2024, for Expedia Group to occupy office space in the Company’s New York City headquarters building. The total payments pursuant to this lease agreement are not material.